UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-07507

Deutsche Investments VIT Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2015

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2015

Semiannual Report

Deutsche Investments VIT Funds

Deutsche Equity 500 Index VIP

Contents
3 Performance Summary
3 Portfolio Summary
4 Portfolio Manager
5 Investment Portfolio
13 Statement of Assets and Liabilities
14 Statement of Operations
14 Statement of Changes in Net Assets
16 Financial Highlights
18 Notes to Financial Statements
23 Information About Your Fund's Expenses
24 Proxy Voting
25 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2015 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2015 are 0.34%, 0.62% and 0.74% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment

The Standard & Poor's 500® (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results (as of June 30, 2015)
Deutsche Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,108	$10,711	$16,006	$21,928	$20,847
	Average annual total return	1.08%	7.11%	16.97%	17.00%	7.62%
S&P 500 Index	Growth of $10,000	$10,123	$10,742	$16,143	$22,247	$21,377
	Average annual total return	1.23%	7.42%	17.31%	17.34%	7.89%
Deutsche Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,097	$10,683	$15,888	$21,652	$20,346
	Average annual total return	0.97%	6.83%	16.69%	16.71%	7.36%
S&P 500 Index	Growth of $10,000	$10,123	$10,742	$16,143	$22,247	$21,377
	Average annual total return	1.23%	7.42%	17.31%	17.34%	7.89%
Deutsche Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B2	Growth of $10,000	$10,092	$10,678	$15,834	$21,513	$19,280
	Average annual total return	0.92%	6.78%	16.55%	16.56%	6.94%
S&P 500 Index	Growth of $10,000	$10,123	$10,742	$16,143	$22,247	$21,377
	Average annual total return	1.23%	7.42%	17.31%	17.34%	7.89%
The growth of $10,000 is cumulative.

* The Fund commenced offering Class B2 shares on September 16, 2005. The performance shown for the index is for the time period of September 30, 2005 through June 30, 2015, which is based on the performance period of the life of Class B2.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/15	12/31/14

Common Stocks	99%	99%
Cash Equivalents	1%	1%
	100%	100%

Sector Diversification (As a % of Common Stocks)	6/30/15	12/31/14

Information Technology	20%	20%
Financials	17%	17%
Health Care	15%	14%
Consumer Discretionary	13%	12%
Industrials	10%	10%
Consumer Staples	9%	10%
Energy	8%	9%
Materials	3%	3%
Utilities	3%	3%
Telecommunication Services	2%	2%
	100%	100%

Ten Largest Equity Holdings (17.6% of Net Assets)
1. Apple, Inc. Designs, manufactures and markets personal computers and related computing and mobile communications devices	3.9%
2. Microsoft Corp. Develops, manufactures, licenses, sells and supports software products	1.9%
3. Exxon Mobil Corp. Explorer and producer of oil and gas	1.9%
4. Google, Inc. Provides a Web-based search engine for the Internet	1.6%
5. Johnson & Johnson Provider of health care products	1.5%
6. General Electric Co. Diversified technology, media and financial services company	1.5%
7. Wells Fargo & Co. A diversified financial services company	1.4%
8. JPMorgan Chase & Co. Provider of global financial services	1.4%
9. Berkshire Hathaway, Inc. Holding company of insurance business and a variety of other businesses	1.3%
10. Procter & Gamble Co. Manufacturer of diversified consumer products	1.2%
Portfolio holdings and characteristics are subject to change. For more complete details about the Fund's investment portfolio, see page 5.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Manager

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

Investment Portfolio June 30, 2015 (Unaudited)
	Shares	Value ($)

Common Stocks 98.8%
Consumer Discretionary 12.6%
Auto Components 0.4%
BorgWarner, Inc.	7,621	433,178
Delphi Automotive PLC	9,729	827,841
Goodyear Tire & Rubber Co.	9,248	278,827
Johnson Controls, Inc.	22,059	1,092,582
		2,632,428
Automobiles 0.6%
Ford Motor Co.	133,920	2,010,139
General Motors Co.	45,493	1,516,282
Harley-Davidson, Inc.	7,012	395,126
		3,921,547
Distributors 0.1%
Genuine Parts Co.	5,167	462,601
Diversified Consumer Services 0.1%
H&R Block, Inc.	9,330	276,634
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	15,176	749,543
Chipotle Mexican Grill, Inc.*	1,041	629,794
Darden Restaurants, Inc.	4,271	303,583
Marriott International, Inc. "A"	6,941	516,341
McDonald's Corp.	32,300	3,070,761
Royal Caribbean Cruises Ltd.	5,555	437,123
Starbucks Corp.	50,561	2,710,828
Starwood Hotels & Resorts Worldwide, Inc.	5,756	466,754
Wyndham Worldwide Corp.	4,114	336,978
Wynn Resorts Ltd.	2,807	276,967
Yum! Brands, Inc.	14,569	1,312,375
		10,811,047
Household Durables 0.4%
D.R. Horton, Inc.	11,169	305,584
Garmin Ltd. (a)	4,174	183,364
Harman International Industries, Inc.	2,432	289,262
Leggett & Platt, Inc.	4,588	223,344
Lennar Corp. "A"	5,968	304,607
Mohawk Industries, Inc.*	2,087	398,408
Newell Rubbermaid, Inc.	9,176	377,225
PulteGroup, Inc.	10,927	220,179
Whirlpool Corp.	2,657	459,794
		2,761,767
Internet & Catalog Retail 1.6%
Amazon.com, Inc.*	12,869	5,586,304
Expedia, Inc.	3,352	366,541
Netflix, Inc.*	2,043	1,342,129
The Priceline Group, Inc.*	1,747	2,011,443
TripAdvisor, Inc.* (a)	3,798	330,958
		9,637,375
Leisure Products 0.1%
Hasbro, Inc. (a)	3,751	280,537
Mattel, Inc.	11,287	289,963
		570,500
	Shares	Value ($)

Media 3.6%
Cablevision Systems Corp. (New York Group) "A" (a)	7,460	178,592
CBS Corp. "B"	15,248	846,264
Comcast Corp. "A"	84,689	5,093,197
DIRECTV*	16,938	1,571,677
Discovery Communications, Inc. "A"* (a)	5,163	171,721
Discovery Communications, Inc. "C"*	8,843	274,841
Gannett Co., Inc.*	3,858	53,967
Interpublic Group of Companies, Inc.	13,738	264,731
News Corp. "A"*	16,916	246,805
Omnicom Group, Inc.	8,223	571,416
Scripps Networks Interactive, Inc. "A"	3,256	212,845
TEGNA, Inc.	7,715	247,420
Time Warner Cable, Inc.	9,525	1,697,069
Time Warner, Inc.	27,780	2,428,250
Twenty-First Century Fox, Inc. "A"	59,608	1,939,942
Viacom, Inc. "B"	12,011	776,391
Walt Disney Co.	52,603	6,004,106
		22,579,234
Multiline Retail 0.8%
Dollar General Corp.	10,012	778,333
Dollar Tree, Inc.*	6,999	552,851
Family Dollar Stores, Inc.	3,242	255,502
Kohl's Corp. (a)	6,569	411,285
Macy's, Inc.	11,333	764,638
Nordstrom, Inc.	4,719	351,565
Target Corp.	21,517	1,756,433
		4,870,607
Specialty Retail 2.3%
AutoNation, Inc.*	2,519	158,647
AutoZone, Inc.*	1,079	719,585
Bed Bath & Beyond, Inc.* (a)	5,795	399,739
Best Buy Co., Inc.	9,777	318,828
CarMax, Inc.*	7,045	466,449
GameStop Corp. "A" (a)	3,525	151,434
Home Depot, Inc.	43,771	4,864,271
L Brands, Inc.	8,260	708,130
Lowe's Companies, Inc.	31,425	2,104,532
O'Reilly Automotive, Inc.* (a)	3,402	768,784
Ross Stores, Inc.	13,939	677,575
Staples, Inc.	21,950	336,055
The Gap, Inc.	8,968	342,309
Tiffany & Co.	3,750	344,250
TJX Companies, Inc.	22,925	1,516,947
Tractor Supply Co.	4,614	414,983
Urban Outfitters, Inc.*	3,188	111,580
		14,404,098
Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc. (a)	9,192	318,135
Fossil Group, Inc.* (a)	1,417	98,283
Hanesbrands, Inc.	13,435	447,654
Michael Kors Holdings Ltd.*	6,669	280,698
NIKE, Inc. "B"	23,487	2,537,066
PVH Corp. (a)	2,794	321,869
Ralph Lauren Corp.	2,067	273,588
	Shares	Value ($)

Under Armour, Inc. "A"* (a)	5,687	474,524
VF Corp.	11,473	800,127
		5,551,944
Consumer Staples 9.3%
Beverages 2.1%
Brown-Forman Corp. "B"	5,244	525,344
Coca-Cola Co.	132,179	5,185,382
Coca-Cola Enterprises, Inc.	7,289	316,634
Constellation Brands, Inc. "A"	5,664	657,137
Dr. Pepper Snapple Group, Inc.	6,455	470,570
Molson Coors Brewing Co. "B"	5,452	380,604
Monster Beverage Corp.*	4,929	660,585
PepsiCo, Inc.	49,733	4,642,078
		12,838,334
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	14,805	1,999,563
CVS Health Corp.	38,011	3,986,593
Kroger Co.	16,512	1,197,285
Sysco Corp.	19,987	721,531
Wal-Mart Stores, Inc.	53,172	3,771,490
Walgreens Boots Alliance, Inc.	29,402	2,482,705
Whole Foods Market, Inc.	12,213	481,681
		14,640,848
Food Products 1.6%
Archer-Daniels-Midland Co.	20,894	1,007,509
Campbell Soup Co. (a)	6,071	289,283
ConAgra Foods, Inc.	14,511	634,421
General Mills, Inc.	20,059	1,117,687
Hormel Foods Corp.	4,569	257,555
Kellogg Co.	8,515	533,890
Keurig Green Mountain, Inc.	3,947	302,459
Kraft Foods Group, Inc.	19,959	1,699,309
McCormick & Co., Inc. (a)	4,323	349,947
Mead Johnson Nutrition Co.	6,758	609,707
Mondelez International, Inc. "A"	54,800	2,254,472
The Hershey Co.	4,939	438,731
The JM Smucker Co.	3,256	352,983
Tyson Foods, Inc. "A"	9,727	414,662
		10,262,615
Household Products 1.7%
Clorox Co. (a)	4,472	465,177
Colgate-Palmolive Co.	28,656	1,874,389
Kimberly-Clark Corp.	12,268	1,300,040
Procter & Gamble Co.	91,416	7,152,388
		10,791,994
Personal Products 0.1%
Estee Lauder Companies, Inc. "A"	7,523	651,943
Tobacco 1.4%
Altria Group, Inc.	66,277	3,241,608
Philip Morris International, Inc.	52,206	4,185,355
Reynolds American, Inc.	14,004	1,045,539
		8,472,502
Energy 7.8%
Energy Equipment & Services 1.3%
Baker Hughes, Inc.	14,634	902,918
Cameron International Corp.*	6,368	333,492
Diamond Offshore Drilling, Inc. (a)	2,425	62,589
Ensco PLC "A"	8,056	179,407
FMC Technologies, Inc.*	7,668	318,145
Halliburton Co.	28,650	1,233,956
	Shares	Value ($)

Helmerich & Payne, Inc. (a)	3,678	259,005
National Oilwell Varco, Inc.	13,062	630,633
Noble Corp. PLC	8,059	124,028
Schlumberger Ltd.	42,779	3,687,122
Transocean Ltd. (a)	11,756	189,507
		7,920,802
Oil, Gas & Consumable Fuels 6.5%
Anadarko Petroleum Corp.	17,110	1,335,607
Apache Corp.	12,697	731,728
Cabot Oil & Gas Corp.	13,825	436,041
Chesapeake Energy Corp. (a)	17,591	196,492
Chevron Corp.	63,366	6,112,918
Cimarex Energy Co.	3,125	344,719
ConocoPhillips	41,532	2,550,480
CONSOL Energy, Inc.	7,781	169,159
Devon Energy Corp.	13,006	773,727
EOG Resources, Inc.	18,493	1,619,062
EQT Corp.	5,206	423,456
Exxon Mobil Corp.	140,899	11,722,797
Hess Corp.	8,223	549,954
Kinder Morgan, Inc.	58,441	2,243,550
Marathon Oil Corp.	22,704	602,564
Marathon Petroleum Corp.	18,304	957,482
Murphy Oil Corp.	5,692	236,616
Newfield Exploration Co.*	5,490	198,299
Noble Energy, Inc.	13,132	560,474
Occidental Petroleum Corp.	25,879	2,012,610
ONEOK, Inc.	7,144	282,045
Phillips 66	18,272	1,471,992
Pioneer Natural Resources Co.	4,986	691,508
Range Resources Corp.	5,484	270,800
Southwestern Energy Co.*	12,909	293,422
Spectra Energy Corp.	22,607	736,988
Tesoro Corp.	4,305	363,385
Valero Energy Corp.	17,137	1,072,776
Williams Companies, Inc.	22,714	1,303,556
		40,264,207
Financials 16.4%
Banks 6.1%
Bank of America Corp.	353,883	6,023,089
BB&T Corp.	24,640	993,238
Citigroup, Inc.	102,237	5,647,572
Comerica, Inc.	5,982	306,996
Fifth Third Bancorp.	27,287	568,115
Huntington Bancshares, Inc.	27,243	308,118
JPMorgan Chase & Co. (a)	125,056	8,473,795
KeyCorp	28,227	423,970
M&T Bank Corp. (a)	4,486	560,436
People's United Financial, Inc.	10,182	165,050
PNC Financial Services Group, Inc.	17,457	1,669,762
Regions Financial Corp.	45,708	473,535
SunTrust Banks, Inc.	17,351	746,440
U.S. Bancorp.	59,772	2,594,105
Wells Fargo & Co.	157,931	8,882,039
Zions Bancorp.	6,681	212,022
		38,048,282
Capital Markets 2.3%
Affiliated Managers Group, Inc.*	1,813	396,322
Ameriprise Financial, Inc.	6,104	762,573
Bank of New York Mellon Corp.	37,760	1,584,787
BlackRock, Inc.	4,275	1,479,064
Charles Schwab Corp.	38,938	1,271,326
	Shares	Value ($)

E*TRADE Financial Corp.*	9,739	291,683
Franklin Resources, Inc. (a)	13,010	637,880
Invesco Ltd.	14,410	540,231
Legg Mason, Inc.	3,275	168,761
Morgan Stanley	51,724	2,006,374
Northern Trust Corp.	8,044	615,044
State Street Corp.	13,857	1,066,989
T. Rowe Price Group, Inc.	8,820	685,579
The Goldman Sachs Group, Inc.	13,524	2,823,676
		14,330,289
Consumer Finance 0.8%
American Express Co.	29,437	2,287,844
Capital One Financial Corp.	18,403	1,618,912
Discover Financial Services	14,904	858,768
Navient Corp.	13,280	241,829
		5,007,353
Diversified Financial Services 2.0%
Berkshire Hathaway, Inc. "B"*	61,457	8,364,912
CME Group, Inc.	10,692	994,998
Intercontinental Exchange, Inc.	3,765	841,892
Leucadia National Corp.	10,473	254,284
McGraw Hill Financial, Inc.	9,189	923,035
Moody's Corp.	5,997	647,436
The NASDAQ OMX Group, Inc.	4,095	199,877
		12,226,434
Insurance 2.7%
ACE Ltd.	11,005	1,118,989
Aflac, Inc.	14,621	909,426
Allstate Corp.	13,782	894,038
American International Group, Inc.	44,927	2,777,387
Aon PLC	9,496	946,561
Assurant, Inc.	2,204	147,668
Chubb Corp.	7,698	732,388
Cincinnati Financial Corp.	4,939	247,839
Genworth Financial, Inc. "A"*	16,699	126,412
Hartford Financial Services Group, Inc.	14,244	592,123
Lincoln National Corp.	8,489	502,719
Loews Corp.	9,936	382,635
Marsh & McLennan Companies, Inc.	18,155	1,029,389
MetLife, Inc.	37,591	2,104,720
Principal Financial Group, Inc.	9,294	476,689
Progressive Corp.	17,988	500,606
Prudential Financial, Inc.	15,260	1,335,555
The Travelers Companies, Inc.	10,738	1,037,935
Torchmark Corp.	4,269	248,541
Unum Group	8,492	303,589
XL Group PLC	10,428	387,922
		16,803,131
Real Estate Investment Trusts 2.4%
American Tower Corp. (REIT)	14,248	1,329,196
Apartment Investment & Management Co. "A" (REIT)	5,143	189,931
AvalonBay Communities, Inc. (REIT)	4,430	708,224
Boston Properties, Inc. (REIT)	5,120	619,725
Crown Castle International Corp. (REIT)	11,361	912,288
Equinix, Inc. (REIT)	1,900	482,600
Equity Residential (REIT)	12,237	858,670
Essex Property Trust, Inc. (REIT)	2,180	463,250
	Shares	Value ($)

General Growth Properties, Inc. (REIT)	21,114	541,785
HCP, Inc. (REIT)	15,526	566,233
Health Care REIT, Inc. (REIT)	11,797	774,237
Host Hotels & Resorts, Inc. (REIT)	25,490	505,467
Iron Mountain, Inc. (REIT)	6,484	201,004
Kimco Realty Corp. (REIT)	14,023	316,078
Plum Creek Timber Co., Inc. (REIT)	5,994	243,177
Prologis, Inc. (REIT)	17,568	651,773
Public Storage (REIT)	4,884	900,463
Realty Income Corp. (REIT) (a)	7,951	352,945
Simon Property Group, Inc. (REIT)	10,477	1,812,730
SL Green Realty Corp. (REIT)	3,401	373,736
The Macerich Co. (REIT)	4,803	358,304
Ventas, Inc. (REIT)	11,229	697,209
Vornado Realty Trust (REIT)	5,940	563,884
Weyerhaeuser Co. (REIT)	17,650	555,975
		14,978,884
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	9,494	351,278
Thrifts & Mortgage Finance 0.0%
Hudson City Bancorp., Inc.	16,672	164,719
Health Care 15.2%
Biotechnology 3.2%
Alexion Pharmaceuticals, Inc.*	7,545	1,363,910
Amgen, Inc.	25,623	3,933,643
Biogen, Inc.*	7,927	3,202,032
Celgene Corp.*	26,730	3,093,597
Gilead Sciences, Inc.	49,526	5,798,504
Regeneron Pharmaceuticals, Inc.*	2,541	1,296,240
Vertex Pharmaceuticals, Inc.*	8,214	1,014,265
		19,702,191
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	50,174	2,462,540
Baxter International, Inc.	18,337	1,282,306
Becton, Dickinson & Co.	7,054	999,199
Boston Scientific Corp.*	45,176	799,615
C.R. Bard, Inc.	2,515	429,310
DENTSPLY International, Inc.	4,781	246,461
Edwards Lifesciences Corp.*	3,652	520,154
Intuitive Surgical, Inc.*	1,232	596,904
Medtronic PLC	48,019	3,558,208
St. Jude Medical, Inc.	9,522	695,773
Stryker Corp.	10,077	963,059
Varian Medical Systems, Inc.*	3,368	284,023
Zimmer Biomet Holdings, Inc.	5,742	627,199
		13,464,751
Health Care Providers & Services 2.9%
Aetna, Inc.	11,770	1,500,204
AmerisourceBergen Corp.	7,041	748,740
Anthem, Inc.	8,916	1,463,472
Cardinal Health, Inc.	11,122	930,355
Cigna Corp.	8,674	1,405,188
DaVita HealthCare Partners, Inc.*	5,715	454,171
Express Scripts Holding Co.* (a)	24,580	2,186,145
HCA Holdings, Inc.*	9,775	886,788
Henry Schein, Inc.*	2,818	400,494
Humana, Inc.	5,031	962,330
Laboratory Corp. of America Holdings*	3,332	403,905
McKesson Corp.	7,808	1,755,317
	Shares	Value ($)

Patterson Companies, Inc.	2,906	141,377
Quest Diagnostics, Inc.	4,922	356,943
Tenet Healthcare Corp.*	3,403	196,966
UnitedHealth Group, Inc.	32,083	3,914,126
Universal Health Services, Inc. "B"	3,097	440,084
		18,146,605
Health Care Technology 0.1%
Cerner Corp.* (a)	10,254	708,141
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	11,087	427,736
PerkinElmer, Inc.	3,753	197,558
Thermo Fisher Scientific, Inc.	13,426	1,742,158
Waters Corp.*	2,803	359,849
		2,727,301
Pharmaceuticals 6.4%
AbbVie, Inc.	57,948	3,893,526
Allergan PLC*	13,224	4,012,955
Bristol-Myers Squibb Co.	56,179	3,738,151
Eli Lilly & Co.	32,910	2,747,656
Endo International PLC*	6,801	541,700
Hospira, Inc.*	5,873	520,994
Johnson & Johnson	93,455	9,108,124
Mallinckrodt PLC*	3,912	460,521
Merck & Co., Inc.	95,212	5,420,419
Mylan NV* (a)	13,871	941,286
Perrigo Co. PLC	4,929	911,027
Pfizer, Inc.	207,519	6,958,112
Zoetis, Inc.	16,850	812,507
		40,066,978
Industrials 10.0%
Aerospace & Defense 2.6%
Boeing Co.	21,674	3,006,617
General Dynamics Corp.	10,526	1,491,429
Honeywell International, Inc.	26,348	2,686,706
L-3 Communications Holdings, Inc.	2,727	309,187
Lockheed Martin Corp.	9,021	1,677,004
Northrop Grumman Corp.	6,530	1,035,854
Precision Castparts Corp.	4,658	930,994
Raytheon Co.	10,281	983,686
Rockwell Collins, Inc.	4,496	415,206
Textron, Inc.	9,410	419,968
United Technologies Corp.	27,900	3,094,947
		16,051,598
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc. (a)	4,910	306,335
Expeditors International of Washington, Inc.	6,354	292,951
FedEx Corp.	8,888	1,514,515
United Parcel Service, Inc. "B"	23,395	2,267,210
		4,381,011
Airlines 0.4%
American Airlines Group, Inc.	23,367	933,161
Delta Air Lines, Inc.	27,745	1,139,765
Southwest Airlines Co.	22,372	740,289
		2,813,215
Building Products 0.1%
Allegion PLC	3,179	191,185
Masco Corp.	11,666	311,132
		502,317
	Shares	Value ($)

Commercial Services & Supplies 0.4%
ADT Corp. (a)	5,751	193,061
Cintas Corp.	3,201	270,772
Pitney Bowes, Inc.	6,545	136,201
Republic Services, Inc.	8,533	334,238
Stericycle, Inc.*	2,826	378,430
Tyco International PLC	14,340	551,803
Waste Management, Inc.	14,308	663,176
		2,527,681
Construction & Engineering 0.1%
Fluor Corp.	4,871	258,212
Jacobs Engineering Group, Inc.*	4,366	177,347
Quanta Services, Inc.*	6,987	201,365
		636,924
Electrical Equipment 0.5%
AMETEK, Inc.	8,204	449,415
Eaton Corp. PLC	15,750	1,062,968
Emerson Electric Co. (a)	22,539	1,249,337
Rockwell Automation, Inc.	4,516	562,874
		3,324,594
Industrial Conglomerates 2.4%
3M Co.	21,388	3,300,169
Danaher Corp. (a)	20,766	1,777,362
General Electric Co.	339,555	9,021,976
Roper Technologies, Inc.	3,361	579,638
		14,679,145
Machinery 1.5%
Caterpillar, Inc.	20,340	1,725,239
Cummins, Inc.	5,652	741,486
Deere & Co. (a)	11,250	1,091,812
Dover Corp.	5,499	385,920
Flowserve Corp.	4,490	236,443
Illinois Tool Works, Inc.	11,389	1,045,396
Ingersoll-Rand PLC	8,923	601,589
Joy Global, Inc. (a)	3,344	121,053
PACCAR, Inc.	11,958	763,040
Pall Corp.	3,623	450,882
Parker-Hannifin Corp.	4,702	546,984
Pentair PLC	6,026	414,287
Snap-on, Inc.	1,966	313,086
Stanley Black & Decker, Inc.	5,127	539,565
Xylem, Inc.	5,952	220,641
		9,197,423
Professional Services 0.2%
Dun & Bradstreet Corp.	1,228	149,816
Equifax, Inc.	4,039	392,147
Nielsen NV	12,528	560,879
Robert Half International, Inc. (a)	4,643	257,686
		1,360,528
Road & Rail 0.9%
CSX Corp.	33,295	1,087,082
J.B. Hunt Transport Services, Inc.	3,099	254,397
Kansas City Southern	3,788	345,465
Norfolk Southern Corp.	10,274	897,537
Ryder System, Inc.	1,741	152,111
Union Pacific Corp.	29,509	2,814,273
		5,550,865
	Shares	Value ($)

Trading Companies & Distributors 0.2%
Fastenal Co. (a)	9,137	385,399
United Rentals, Inc.*	3,304	289,496
W.W. Grainger, Inc. (a)	2,027	479,690
		1,154,585
Information Technology 19.4%
Communications Equipment 1.5%
Cisco Systems, Inc.	171,447	4,707,935
F5 Networks, Inc.*	2,398	288,599
Harris Corp.	4,093	314,793
Juniper Networks, Inc.	12,011	311,926
Motorola Solutions, Inc.	6,331	363,019
QUALCOMM, Inc.	54,926	3,440,015
		9,426,287
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	10,305	597,381
Corning, Inc.	42,441	837,361
FLIR Systems, Inc.	4,536	139,799
TE Connectivity Ltd.	13,683	879,817
		2,454,358
Internet Software & Services 3.3%
Akamai Technologies, Inc.*	5,946	415,150
eBay, Inc.*	37,269	2,245,084
Facebook, Inc. "A"*	70,985	6,088,028
Google, Inc. "A"*	9,647	5,209,766
Google, Inc. "C"*	9,674	5,035,414
VeriSign, Inc.* (a)	3,505	216,329
Yahoo!, Inc.*	29,420	1,155,912
		20,365,683
IT Services 3.3%
Accenture PLC "A"	21,109	2,042,929
Alliance Data Systems Corp.*	2,106	614,826
Automatic Data Processing, Inc.	15,833	1,270,281
Cognizant Technology Solutions Corp. "A"*	20,575	1,256,927
Computer Sciences Corp.	4,597	301,747
Fidelity National Information Services, Inc.	9,465	584,937
Fiserv, Inc.*	8,029	665,042
International Business Machines Corp.	30,865	5,020,501
MasterCard, Inc. "A"	32,668	3,053,805
Paychex, Inc.	10,939	512,820
Teradata Corp.* (a)	4,797	177,489
Total System Services, Inc.	5,492	229,401
Visa, Inc. "A" (a)	65,148	4,374,688
Western Union Co. (a)	17,502	355,816
Xerox Corp.	35,007	372,474
		20,833,683
Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	10,040	514,048
Analog Devices, Inc.	10,581	679,141
Applied Materials, Inc.	41,537	798,341
Avago Technologies Ltd.	8,649	1,149,712
Broadcom Corp. "A"	18,297	942,113
First Solar, Inc.*	2,629	123,510
Intel Corp.	159,902	4,863,419
KLA-Tencor Corp.	5,302	298,025
Lam Research Corp.	5,266	428,389
Linear Technology Corp.	8,075	357,157
Microchip Technology, Inc. (a)	6,802	322,585
Micron Technology, Inc.*	36,130	680,689
	Shares	Value ($)

NVIDIA Corp.	17,333	348,567
Qorvo, Inc.*	5,088	408,414
Skyworks Solutions, Inc.	6,448	671,237
Texas Instruments, Inc.	35,101	1,808,053
Xilinx, Inc.	8,860	391,258
		14,784,658
Software 3.7%
Adobe Systems, Inc.*	16,030	1,298,590
Autodesk, Inc.*	7,576	379,368
CA, Inc.	10,618	311,001
Citrix Systems, Inc.*	5,426	380,688
Electronic Arts, Inc.*	10,450	694,925
Intuit, Inc.	9,302	937,363
Microsoft Corp.	272,629	12,036,571
Oracle Corp.	107,461	4,330,678
Red Hat, Inc.*	6,171	468,564
Salesforce.com, Inc.*	20,550	1,430,897
Symantec Corp.	22,948	533,541
		22,802,186
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	194,160	24,352,518
EMC Corp.	65,539	1,729,574
Hewlett-Packard Co.	60,922	1,828,269
NetApp, Inc.	10,500	331,380
SanDisk Corp.	6,912	402,417
Seagate Technology PLC	10,596	503,310
Western Digital Corp.	7,277	570,662
		29,718,130
Materials 3.1%
Chemicals 2.3%
Air Products & Chemicals, Inc.	6,500	889,395
Airgas, Inc.	2,252	238,217
CF Industries Holdings, Inc.	7,865	505,562
Dow Chemical Co.	36,522	1,868,831
E.I. du Pont de Nemours & Co.	30,509	1,951,050
Eastman Chemical Co.	4,951	405,091
Ecolab, Inc.	9,037	1,021,814
FMC Corp.	4,501	236,528
International Flavors & Fragrances, Inc.	2,760	301,640
LyondellBasell Industries NV "A"	13,239	1,370,501
Monsanto Co.	16,046	1,710,343
PPG Industries, Inc.	9,151	1,049,803
Praxair, Inc.	9,721	1,162,145
Sigma-Aldrich Corp.	4,023	560,605
The Mosaic Co.	10,536	493,612
The Sherwin-Williams Co.	2,669	734,028
		14,499,165
Construction Materials 0.1%
Martin Marietta Materials, Inc. (a)	2,118	299,718
Vulcan Materials Co.	4,480	376,007
		675,725
Containers & Packaging 0.3%
Avery Dennison Corp.	3,169	193,119
Ball Corp.	4,615	323,742
MeadWestvaco Corp.	11,265	531,595
Owens-Illinois, Inc.*	5,288	121,307
Sealed Air Corp.	7,124	366,031
		1,535,794
Metals & Mining 0.3%
Alcoa, Inc.	41,165	458,990
Allegheny Technologies, Inc.	3,795	114,609
	Shares	Value ($)

Freeport-McMoRan, Inc.	35,041	652,463
Newmont Mining Corp.	17,554	410,062
Nucor Corp.	10,841	477,763
		2,113,887
Paper & Forest Products 0.1%
International Paper Co.	14,155	673,636
Telecommunication Services 2.2%
Diversified Telecommunication Services
AT&T, Inc.	174,963	6,214,686
CenturyLink, Inc.	19,158	562,862
Frontier Communications Corp. (a)	39,418	195,119
Level 3 Communications, Inc.*	9,896	521,222
Verizon Communications, Inc.	137,406	6,404,494
		13,898,383
Utilities 2.8%
Electric Utilities 1.6%
American Electric Power Co., Inc.	16,562	877,289
Duke Energy Corp.	23,363	1,649,895
Edison International	10,913	606,545
Entergy Corp.	5,990	422,295
Eversource Energy	10,601	481,391
Exelon Corp.	29,021	911,840
FirstEnergy Corp.	14,047	457,230
NextEra Energy, Inc.	15,006	1,471,038
Pepco Holdings, Inc.	8,443	227,455
Pinnacle West Capital Corp.	3,728	212,086
PPL Corp.	22,394	659,951
Southern Co.	30,703	1,286,456
Xcel Energy, Inc.	17,246	554,976
		9,818,447
Gas Utilities 0.0%
AGL Resources, Inc.	3,930	182,981
Independent Power & Renewable Eletricity Producers 0.1%
AES Corp.	22,634	300,127
NRG Energy, Inc.	11,222	256,759
		556,886
	Shares	Value ($)

Multi-Utilities 1.1%
Ameren Corp.	8,305	312,932
CenterPoint Energy, Inc.	14,705	279,836
CMS Energy Corp.	9,428	300,188
Consolidated Edison, Inc.	9,963	576,658
Dominion Resources, Inc.	20,039	1,340,008
DTE Energy Co.	6,116	456,498
NiSource, Inc.	10,558	481,339
PG&E Corp.	16,176	794,242
Public Service Enterprise Group, Inc.	17,016	668,389
SCANA Corp. (a)	4,742	240,182
Sempra Energy	7,813	773,018
TECO Energy, Inc.	8,133	143,629
WEC Energy Group, Inc.	10,465	470,596
		6,837,515
Total Common Stocks (Cost $361,248,257)		614,406,654

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.045%**, 10/8/2015 (b) (Cost $399,951)	400,000	399,986

	Shares	Value ($)

Securities Lending Collateral 4.6%
Daily Assets Fund Institutional, 0.16% (c) (d) (Cost $28,829,403)	28,829,403	28,829,403

Cash Equivalents 1.2%
Central Cash Management Fund, 0.09% (c) (Cost $7,220,855)	7,220,855	7,220,855

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $397,698,466)†	104.7	650,856,898
Other Assets and Liabilities, Net	(4.7)	(29,072,028)
Net Assets	100.0	621,784,870

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $410,286,645. At June 30, 2015, net unrealized appreciation for all securities based on tax cost was $240,570,253. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $263,894,113 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $23,323,860.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2015 amounted to $28,024,417, which is 4.5% of net assets.

(b) At June 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

S&P: Standard & Poor's

At June 30, 2015, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	9/18/2015	77	7,909,440	(126,209)

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$614,406,654	$—	$—	$614,406,654
Government & Agency Obligation	—	399,986	—	399,986
Short-Term Investments (e)	36,050,258	—	—	36,050,258
Total	$650,456,912	$399,986	$—	$650,856,898
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (f) Futures Contracts	$(126,209)	$—	$—	$(126,209)
Total	$(126,209)	$—	$—	$(126,209)

There have been no transfers between fair value measurement levels during the period ended June 30, 2015.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2015 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $361,648,208) — including $28,024,417 of securities loaned	$614,806,640
Investment in Daily Assets Fund Institutional (cost $28,829,403)*	28,829,403
Investment in Central Cash Management Fund (cost $7,220,855)	7,220,855
Total investments in securities, at value (cost $397,698,466)	650,856,898
Cash	46,116
Receivable for investments sold	119,220
Receivable for Fund shares sold	26,892
Dividends receivable	717,178
Interest receivable	3,812
Receivable for variation margin on futures contracts	15,582
Foreign taxes recoverable	426
Other assets	4,483
Total assets	$651,790,607
Liabilities
Payable upon return of securities loaned	28,829,403
Payable for investments purchased	523,412
Payable for Fund shares redeemed	392,727
Accrued management fee	101,622
Accrued Trustees' fees	2,445
Other accrued expenses and payables	156,128
Total liabilities	30,005,737
Net assets, at value	$621,784,870
Net Assets Consist of
Undistributed net investment income	5,486,384
Net unrealized appreciation (depreciation) on: Investments	253,158,432
Futures	(126,209)
Accumulated net realized gain (loss)	2,154,448
Paid-in capital	361,111,815
Net assets, at value	$621,784,870
Class A Net Asset Value, offering and redemption price per share ($592,619,031 ÷ 30,559,548 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$19.39
Class B Net Asset Value, offering and redemption price per share ($11,332,474 ÷ 583,739 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$19.41
Class B2 Net Asset Value, offering and redemption price per share ($17,833,365 ÷ 918,346 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$19.42

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2015 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,277)	$6,579,678
Interest	97
Income distributions — Central Cash Management Fund	1,736
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	25,313
Total income	6,606,824
Expenses: Management fee	636,388
Administration fee	318,194
Services to shareholders	2,308
Record keeping fee (Class B and Class B2)	16,200
Distribution service fees (Class B and Class B2)	34,176
Custodian fee	18,562
Professional fees	40,105
Reports to shareholders	30,024
Trustees' fees and expenses	14,374
Other	16,049
Total expenses before expense reductions	1,126,380
Expense reductions	(32,264)
Total expenses after expense reductions	1,094,116
Net investment income (loss)	5,512,708
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	14,659,956
Futures	316,717
14,976,673
Change in net unrealized appreciation (depreciation) on: Investments	(12,968,648)
Futures	(261,948)
(13,230,596)
Net gain (loss)	1,746,077
Net increase (decrease) in net assets resulting from operations	$7,258,785

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations: Net investment income (loss)	$5,512,708	$10,405,558
Operations: Net investment income (loss)	$5,512,708	$10,405,558
Net realized gain (loss)	14,976,673	29,177,166
Change in net unrealized appreciation (depreciation)	(13,230,596)	37,616,286
Net increase (decrease) in net assets resulting from operations	7,258,785	77,199,010
Distributions to shareholders from: Net investment income: Class A	(9,872,144)	(11,057,697)
Class B	(139,339)	(84,385)
Class B2	(233,490)	(287,223)
Net realized gains: Class A	(27,498,227)	(19,839,875)
Class B	(461,402)	(173,737)
Class B2	(836,657)	(647,089)
Total distributions	(39,041,259)	(32,090,006)
Fund share transactions: Class A Proceeds from shares sold	14,456,337	27,216,371
Reinvestment of distributions	37,370,371	30,897,572
Cost of shares redeemed	(39,368,006)	(91,182,781)
Net increase (decrease) in net assets from Class A share transactions	12,458,702	(33,068,838)
Class B Proceeds from shares sold	5,015,017	2,195,802
Reinvestment of distributions	600,741	258,122
Cost of shares redeemed	(617,120)	(865,375)
Net increase (decrease) in net assets from Class B share transactions	4,998,638	1,588,549
Class B2 Proceeds from shares sold	576,125	926,523
Reinvestment of distributions	1,070,147	934,312
Cost of shares redeemed	(1,958,127)	(4,285,608)
Net increase (decrease) in net assets from Class B2 share transactions	(311,855)	(2,424,773)
Increase (decrease) in net assets	(14,636,989)	11,203,942
Net assets at beginning of period	636,421,859	625,217,917
Net assets at end of period (including undistributed net investment income of $5,486,384 and $10,218,649, respectively)	$621,784,870	$636,421,859

Other Information	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Class A Shares outstanding at beginning of period	29,911,141	31,567,788
Class A Shares outstanding at beginning of period	29,911,141	31,567,788
Shares sold	707,699	1,399,940
Shares issued to shareholders in reinvestment of distributions	1,892,171	1,693,946
Shares redeemed	(1,951,463)	(4,750,533)
Net increase (decrease) in Class A shares	648,407	(1,656,647)
Shares outstanding at end of period	30,559,548	29,911,141
Class B Shares outstanding at beginning of period	337,768	255,427
Shares sold	245,866	112,884
Shares issued to shareholders in reinvestment of distributions	30,371	14,128
Shares redeemed	(30,266)	(44,671)
Net increase (decrease) in Class B shares	245,971	82,341
Shares outstanding at end of period	583,739	337,768
Class B2 Shares outstanding at beginning of period	933,560	1,058,904
Shares sold	28,082	47,260
Shares issued to shareholders in reinvestment of distributions	54,075	51,111
Shares redeemed	(97,371)	(223,715)
Net increase (decrease) in Class B2 shares	(15,214)	(125,344)
Shares outstanding at end of period	918,346	933,560

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/15 (Unaudited)		2014		2013		2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$20.41		$19.01		$15.01		$13.20	$13.17	$11.68
Income (loss) from investment operations: Net investment income (loss)a	.18		.33		.30		.28	.23	.21
Net realized and unrealized gain (loss)	.06		2.10		4.37		1.78	.03	1.51
Total from investment operations	.24		2.43		4.67		2.06	.26	1.72
Less distributions from: Net investment income	(.33)		(.37)		(.31)		(.25)	(.23)	(.23)
Net realized gains	(.93)		(.66)		(.36)		—	—	—
Total distributions	(1.26)		(1.03)		(.67)		(.25)	(.23)	(.23)
Net asset value, end of period	$19.39		$20.41		$19.01		$15.01	$13.20	$13.17
Total Return (%)	1.08	b**	13.39	b	31.93	b	15.70	1.83	14.70
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	593		610		600		668	632	699
Ratio of expenses before expense reductions (%)	.34	*	.34		.34		.35	.33	.33
Ratio of expenses after expense reductions (%)	.33	*	.33		.34		.35	.33	.33
Ratio of net investment income (loss) (%)	1.75	*	1.70		1.76		1.95	1.74	1.74
Portfolio turnover rate (%)	2	**	3		4	c	4	6	5
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

			Years Ended December 31,
Class B	Six Months Ended 6/30/15 (Unaudited)		2014		2013		2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$20.40		$19.01		$15.00		$13.19	$13.17	$11.68
Income (loss) from investment operations: Net investment income (loss)a	.15		.28		.34		.25	.20	.18
Net realized and unrealized gain (loss)	.07		2.09		4.29		1.78	.01	1.51
Total from investment operations	.22		2.37		4.63		2.03	.21	1.69
Less distributions from: Net investment income	(.28)		(.32)		(.26)		(.22)	(.19)	(.20)
Net realized gains	(.93)		(.66)		(.36)		—	—	—
Total distributions	(1.21)		(.98)		(.62)		(.22)	(.19)	(.20)
Net asset value, end of period	$19.41		$20.40		$19.01		$15.00	$13.19	$13.17
Total Return (%)	.97	b**	13.05	b	31.68	b	15.42	1.50	14.52
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11		7		5		47	45	53
Ratio of expenses before expense reductions (%)	.64	*	.62		.59		.60	.58	.58
Ratio of expenses after expense reductions (%)	.58	*	.58		.58		.60	.58	.58
Ratio of net investment income (loss) (%)	1.49	*	1.45		2.11		1.70	1.49	1.49
Portfolio turnover rate (%)	2	**	3		4	c	4	6	5
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

			Years Ended December 31,
Class B2	Six Months Ended 6/30/15 (Unaudited)		2014		2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$20.40		$18.99		$14.99		$13.18		$13.15	$11.67
Income (loss) from investment operations: Net investment income (loss)a	.14		.27		.23		.22		.18	.16
Net realized and unrealized gain (loss)	.07		2.09		4.37		1.78		.02	1.50
Total from investment operations	.21		2.36		4.60		2.00		.20	1.66
Less distributions from: Net investment income	(.26)		(.29)		(.24)		(.19)		(.17)	(.18)
Net realized gains	(.93)		(.66)		(.36)		—		—	—
Total distributions	(1.19)		(.95)		(.60)		(.19)		(.17)	(.18)
Net asset value, end of period	$19.42		$20.40		$18.99		$14.99		$13.18	$13.15
Total Return (%)	.92	b**	13.00	b	31.44	b	15.26	b	1.43	14.29
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18		19		20		19		18	20
Ratio of expenses before expense reductions (%)	.74	*	.74		.74		.75		.73	.73
Ratio of expenses after expense reductions (%)	.68	*	.68		.72		.74		.73	.73
Ratio of net investment income (loss) (%)	1.39	*	1.35		1.39		1.55		1.34	1.34
Portfolio turnover rate (%)	2	**	3		4	c	4		6	5
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. Deutsche Equity 500 Index VIP (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares to investors: Class A shares, Class B shares and Class B2 shares. Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate of 0.25% of Class B and Class B2 shares average daily net assets. In addition, Class B and Class B2 shares are subject to record keeping fees equal to an annual rate up to 0.15% of average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2015, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to in-kind redemptions, investments in futures contracts, income received from Real Estate Investment Trusts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2015, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2015, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $7,909,000 to $8,552,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2015 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Liability Derivative	Futures Contracts
Equity Contracts (a)	$(126,209)
The above derivative is located in the following Statement of Assets and Liabilities account:
(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$316,717
The above derivative is located in the following Statement of Operations account: (a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$(261,948)
The above derivative is located in the following Statement of Operations account: (a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2015, purchases and sales of investment securities (excluding short-term investments) aggregated $9,569,633 and $22,975,241, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's subadvisor. Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund's average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%

Accordingly, for the six months ended June 30, 2015, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.20% of the Fund's average daily net assets.

For the period from January 1, 2015 through April 30, 2016, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.33%
Class B	.58%
Class B2	.68%

For the six months ended June 30, 2015, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$24,152
Class B	2,780
Class B2	5,332
$32,264

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2015, the Administration Fee was $318,194, of which $52,754 is unpaid.

Distribution Service Agreement. DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B and B2 shares. For the six months ended June 30, 2015, the Distribution Service Fees were as follows:
Distribution Service Fees	Total Aggregated	Unpaid at June 30, 2015
Class B	$11,120	$2,255
Class B2	23,056	3,788
	$34,176	$6,043

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee they receive from the Fund. For the six months ended June 30, 2015, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2015
Class A	$237	$118
Class B	51	25
Class B2	25	10
	$313	$153

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $12,127, of which $11,192 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2015, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $2,201.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2015.

F. Ownership of the Fund

At June 30, 2015, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 47% and 20%, respectively. At June 30, 2015, three participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class B shares of the Fund, owning 60%, 22% and 10%. At June 30, 2015, one participating insurance company was a beneficial owner of record of 97% of the total outstanding Class B2 shares of the Fund.

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2015 to June 30, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2015
Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/15	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/15	$1,010.80	$1,009.70	$1,009.20
Expenses Paid per $1,000*	$1.65	$2.89	$3.39
Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/15	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/15	$1,023.16	$1,021.92	$1,021.42
Expenses Paid per $1,000*	$1.66	$2.91	$3.41

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class B2
Deutsche Equity 500 Index VIP	.33%	.58%	.68%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Equity 500 Index VIP’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and Northern Trust Investments, Inc. ("NTI") in September 2014.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Equity Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA’s oversight of Fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the Fund’s performance (Class A shares) was in the 3rd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2013 ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper ( based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped ensure that the Fund’s total (net) operating expenses would remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds.

The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DeAWM Distributors, Inc. 222 South Riverside Plaza

Chicago, IL 60606

(800) 621-1148

vit-equ500-3 (R-028371-4 8/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 21, 2015